Document and Entity Information	Jan. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001851194
Document Type	8-K
Document Period End Date	Jan. 21, 2026
Entity Registrant Name	Ventyx Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40928
Entity Tax Identification Number	83-2996852
Entity Address, Address Line One	12790 El Camino Real
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(760)
Local Phone Number	407-6511
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VTYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false